Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory federal income tax rate			0.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%			0.00%
Meals & entertainment			0.00%			4.45%
Change in valuation allowance			0.00%			22.71%
Income tax provision	186.87%	30.55%	0.00%	27.88%	(105.99%)	48.16%